Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 138.73%
Corporate Revenue Bonds — 6.61%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	215,000	$225,638
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	2,250,000	3,579,165
Public Authority for Colorado Energy Revenue
6.25% 11/15/28	865,000	1,104,917
		4,909,720
Education Revenue Bonds — 18.12%
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/49	750,000	931,335
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	531,545
5.125% 11/1/49	765,000	826,644
144A 5.25% 7/1/46 #	500,000	529,450

(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	760,000	915,230
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	723,828
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	554,145
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,121,130
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/50 #	475,000	502,360
(Improvement - Charter School - University Lab School Building) 5.00% 12/15/45	500,000	547,970
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	$966,861
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,083,730
(Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	1,201,596
(Loveland Classical Schools) 144A 5.00% 7/1/36 #	625,000	672,419
(Science Technology Engineering and Math (Stem) School Project) 5.00% 11/1/54	700,000	751,926
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	792,292
(Vail Mountain School Project) 4.00% 5/1/46	25,000	25,226
(Windsor Charter Academy Project) 5.00% 9/1/46	500,000	505,900
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	287,920
		13,471,507
Electric Revenue Bonds — 3.93%
City of Fort Collins Electric Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	625,610
City of Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,060,000	1,327,830
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	60,750
Series AAA 5.25% 7/1/25 ‡	40,000	32,500

NQ-OV2 [12/20] 2/21 (1511904)    1

Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	335,000	$272,187
Series WW 5.00% 7/1/28 ‡	325,000	263,250
Series XX 4.75% 7/1/26 ‡	45,000	36,338
Series XX 5.25% 7/1/40 ‡	125,000	101,562
Series XX 5.75% 7/1/36 ‡	155,000	126,712
Series ZZ 4.75% 7/1/27 ‡	35,000	28,263
Series ZZ 5.25% 7/1/24 ‡	55,000	44,688
		2,919,690
Healthcare Revenue Bonds — 36.28%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	1,000,000	1,172,800
(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,215,520
(Bethesda Project) Series A1 5.00% 9/15/48	750,000	822,622
(Boulder Community Health Project)
4.00% 10/1/38	250,000	293,545
4.00% 10/1/39	250,000	292,615
4.00% 10/1/40	280,000	326,550

(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	865,000	879,264
(Christian Living Community Project) 6.375% 1/1/41	615,000	635,320
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	550,000	637,439
Series A-2 4.00% 8/1/49	1,500,000	1,691,445
Series A-2 5.00% 8/1/38	1,500,000	1,888,575
Series A-2 5.00% 8/1/39	1,500,000	1,884,480
Series A-2 5.00% 8/1/44	1,500,000	1,839,270

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	750,000	852,307
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(Covenant Retirement Communities Inc.) 5.00% 12/1/35	1,000,000	$1,125,570
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48	340,000	358,561
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	536,760
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,599,705
(National Jewish Health Project) 5.00% 1/1/27	500,000	518,020
(Sanford Health) Series A 5.00% 11/1/44	1,500,000	1,867,335
(SCL Health System)
Series A 4.00% 1/1/37	575,000	691,857
Series A 4.00% 1/1/38	1,950,000	2,336,139
Series A 4.00% 1/1/39	465,000	554,675

(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	523,034
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	1,492,700
(Valley View Hospital Association Project) Series A 4.00% 5/15/34	330,000	375,078
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/40	500,000	560,000
		26,971,186
Lease Revenue Bonds — 3.98%
Denver Health & Hospital Authority
(550 ACOMA, Inc.) 4.00% 12/1/38	500,000	551,730

2    NQ-OV2 [12/20] 2/21 (1511904)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Pueblo County Certificates of Participation
(County Judicial Complex Project) 5.00% 9/15/42 (AGM)	1,250,000	$1,333,575
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	413,919
5.00% 6/15/36	545,000	661,554
		2,960,778
Local General Obligation Bonds — 16.83%
Adams & Weld Counties School District No 27J Brighton
4.00% 12/1/30	700,000	801,031
Arapahoe County School District No. 6 Littleton
Series A 5.50% 12/1/38	650,000	856,375
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	600,000	717,588
Boulder Valley School District No RE-2 Boulder
Series A 4.00% 12/1/48	500,000	588,655
Denver City & County
Series B 5.00% 8/1/30	2,000,000	2,792,880
Grand River Hospital District
5.25% 12/1/37 (AGM)	675,000	805,761
Jefferson County School District No. R-1
5.25% 12/15/24	750,000	897,765
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	500,000	520,480
Weld County School District No. RE-1
5.00% 12/15/30 (AGM)	500,000	621,850
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County School District No. RE-2 Eaton
Series 2 5.00% 12/1/44	1,250,000	$1,622,312
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	1,000,000	1,231,290
Weld County School District No. RE-8
5.00% 12/1/31	510,000	633,976
5.00% 12/1/32	340,000	420,655
		12,510,618
Pre-Refunded/Escrowed to Maturity Bonds — 16.34%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.00% 2/1/41-21 §	2,000,000	2,006,960
(Covenant Retirement Communities Inc.) Series A 5.75% 12/1/36-23 §	1,000,000	1,159,760
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28-23 §	1,250,000	1,393,587
5.50% 6/1/33-23 §	2,000,000	2,253,720
5.625% 6/1/43-23 §	1,000,000	1,129,860
Colorado School of Mines
Series B 5.00% 12/1/42-22 §	1,115,000	1,215,618
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37-22 §	2,000,000	2,178,240
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	190,000	207,856
5.50% 12/1/38-22 §	245,000	269,189
Tallyn's Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38-23 §	295,000	333,574
		12,148,364

NQ-OV2 [12/20] 2/21 (1511904)    3

Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 18.80%
Central Platte Valley Metropolitan District
5.00% 12/1/43	375,000	$393,439
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,135,640
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	655,000	683,355
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	448,420
Series A 5.25% 1/1/36	565,000	584,351
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	500,000	602,040
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	500,000	524,590
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,000,000	1,100,120
Series A-1 4.75% 7/1/53	2,560,000	2,819,738
Series A-1 5.00% 7/1/58	1,110,000	1,239,759
Series A-2 4.784% 7/1/58	1,100,000	1,212,134
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	408,246
Series A 5.00% 11/1/31	755,000	930,636
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	521,930
Southlands Metropolitan District No. 1
Series A1 5.00% 12/1/37	200,000	220,984
Series A1 5.00% 12/1/47	300,000	326,040
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	$308,500
Series B 5.00% 12/1/36	440,000	511,856
		13,971,778
State General Obligation Bonds — 1.96%
Commonwealth of Puerto Rico
(General Obligation Bonds)
Series A 5.00% 7/1/41 ‡	305,000	213,500
Series A 5.375% 7/1/33 ‡	305,000	234,469
Series A 8.00% 7/1/35 ‡	535,000	367,812
Series B 5.75% 7/1/38 ‡	440,000	334,400
Series C 6.00% 7/1/39 ‡	400,000	306,500
		1,456,681
Transportation Revenue Bonds — 9.39%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	1,000,000	1,095,940
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,190,497
Denver City & County Airport System Revenue
Series A 5.00% 12/1/29 (AMT)	270,000	343,310
Series A 5.00% 11/15/30 (AMT)	750,000	927,878
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,197,750
E-470 Public Highway Authority
Series A 5.00% 9/1/34	310,000	412,465
Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/35	1,500,000	1,815,270
		6,983,110

4    NQ-OV2 [12/20] 2/21 (1511904)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 6.49%
Arapahoe County Water & Wastewater Authority Revenue
Series A 4.00% 12/1/39	1,250,000	$1,524,313
Central Weld County Water District
4.00% 12/1/40 (AGM)	500,000	608,540
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	245,000	255,760
Guam Government Waterworks Authority Revenue
5.00% 7/1/40	360,000	425,322
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	500,000	678,860
Morgan County Quality Water District
4.00% 12/1/45 (AGM)	750,000	899,737
4.00% 12/1/50 (AGM)	365,000	435,248
		4,827,780
Total Municipal Bonds (cost $95,647,199)		103,131,212

Short-Term Investments — 0.19%
Variable Rate Demand Note — 0.19%¤
Denver City & County
Series A1 0.10% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	140,000	140,000
Total Short-Term Investments (cost $140,000)		140,000

Total Value of Securities—138.92% (cost $95,787,199)		103,271,212
Value (US $)

Liquidation Value of Preferred – (40.36%)	(30,000,000)
Receivables and Other Assets Net of Liabilities—1.44%	$1,068,935
Net Assets Applicable to 4,837,100 Shares Outstanding—100.00%	$74,340,147
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $5,678,782, which represents 7.64% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2020.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

NQ-OV2 [12/20] 2/21 (1511904)    5